Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of remuneration of key management personnel	The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2024	2023	2022
Remuneration of key management personnel
Short-term benefits for the Senior Management Team
Gross salary	$4,529	$4,161	$4,199
Variable pay	3,084	2,816	3,077
Employer social security	1,473	807	1,015
Other short term benefits	672	545	372
Termination Benefits	–	–	–
Post-employment benefits for the Senior Management	274	167	104
Cost of stock options granted in the year for the Senior Management Team	17,758	27,983	18,393
Cost of restricted stock units granted in the year for the Senior Management Team	16,211	11,694	9,594
Employer social security cost related to stock options	2,825	(494)	1,101
Total benefits for key management personnel	46,826	47,679	37,855
Numbers of stock options granted in the year
Senior Management Team	98,306	132,100	117,600
Numbers of restricted stock units granted in the year
Senior Management Team	36,365	30,425	26,500

Remuneration of Non-Executive Directors
Board fees and other short-term benefits for Non-	731	533	437
Cost of stock options granted in the year for Non-	–	2,280	3,643
Cost of restricted stock units granted in the year for Non- Executive Directors	4,511	1,034	1,850
Total benefits for Non-Executive Directors	$5,242	$3,847	$5,929
Numbers of stock options granted in the year
Non-Executive Directors	–	12,400	21,600
Numbers of restricted stock units granted in the year
Non-Executive Directors	10,118	2,713	4,800